Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

a)	Exploration commitments

The Group has no minimum expenditure requirements in relation to its exploration and mining licenses at its Wolfsberg Project other than minimal annual licence and mine safety fees.

b)	Contingencies

On 12 February 2024, the Company entered into a letter agreement with Jett Capital in respect to their fees in connection with the Transaction. Jett Capital are entitled to a fee of $3,331,718 at closing of the first equity or equity linked offering by, or placement into the Company, a fee of $3,331,718 at closing of the second equity or equity linked offering by, or placement into the Company and a fee of $6,663,435 at closing of the third equity or equity linked offering by, or placement into the Company. In addition, Jett Capital and CCM are collectively entitled to a cash fee of 5% of the PIPE financing proceeds for their services as co-placement agents, to be shared equally between CCM and Jett Capital. Should the PIPE financing proceeds be raised by Jett Capital not as co-placement agent, then Jett Capital is entitled to a cash fee of 5% of the PIPE financing proceeds along with private placement warrants equal to 5% of the total offering size.

On 27 February 2024, the Company entered into a letter agreement with CCM in respect to their fees in connection with the Transaction. CCM are entitled to a fee of $1,350,000 at closing of the first equity or equity linked offering by, or placement into the Company, a fee of $1,250,000 at closing of the second equity or equity linked offering by, or placement into the Company and a fee of $1,750,000 at closing of the third equity or equity linked offering by, or placement into the Company. In addition, Jett Capital and CCM are collectively entitled to a cash fee of 5% of the PIPE financing proceeds for their services as co-placement agents, to be shared equally between CCM and Jett Capital.

On 5 June 2024, the Company entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). As at 31 December 2024, the CRML Group had completed the Initial Investment and Stage 1 interest and held an interest of 42.0% interest in Tanbreez. In addition, CRML's controlling entity European Lithium Limited holds a 7.5% interest in Tanbreez and consequently held a 49.5% interest in Tanbreez as at 31 December 2024. The stage 2 interest to acquire the 50.50% equity interest in Tanbreez is subject to CRML expending a minimum of US$10 million on the permit with 2 years from execution of the HOA (note 12).

On 6 June 2025, the Company entered into an advisor agreement with Skylong Assets Limited (Skylong). Under the terms of the agreement, Skylong are entitled to be issued 1,000,000 ordinary shares in the Company upon the consummation of project financing in respect to the execution of definitive documents to fund any portion of the Obeikan JV (Milestone 1 Advisory Shares) and will be issued a further 1,000,000 ordinary shares in the Company upon the occurrence of commercial production and the first sale and export of lithium hydroxide concentrate by the Obeikan JV (Milestone 2 Advisory Shares). Upon the achievement of Milestone 1 Advisory Shares, Skylong will also be entitled to receive 1,000,000 warrants which are exercisable at $11.50 each on or before 3 years following the date of issue.

On 31 May 2025, the Company entered into a consulting agreement with Director Mike Ryan. Under the terms of the agreement, Michael Ryan is entitled to a payment of 3% of the value of the aware capped at $250,000 for the aware of a defense appropriations program related grant on or before 30 June 2027 (Milestone A), a payment of $250,000 upon the execution of a formal agreement of a suitably substantive and strategic nature on or before 30 June 2027 (Milestone B) and a net production royalty to be calculated at 2% of the Company’s first 12 months of net revenue derived specifically from an individual offtake agreement, with the percentage to drop to 1% of the second 12 months net revenue derived specifically from the same offtake agreement in relation to the Tanbreez Project on or before 30 June 2027.

The Company has provided bank guarantees to the value of €20,000 in respect of any unrepaired damage to property at the Wolfsberg project (note 9).